Segment information	12 Months Ended
Dec. 31, 2025
Segment information
Segment information

7 Segment information

The Group has reviewed its assessment of reportable segments under IFRS 8 ‘Operating Segments’ and concluded that the Group continues to have one reportable segment.

This determination is considered to be a Key Judgement and this judgement has been taken with reference to the following factors:

1 The level of integration across the different functions of the Group’s pharmaceutical business:

AstraZeneca is engaged in a single business activity of pharmaceuticals and the Group does not have multiple operating segments. AstraZeneca’s pharmaceuticals business consists of the discovery and development of new products, which are then manufactured, marketed and sold. All of these functional activities take place (and are managed) globally on a highly integrated basis. These individual functional areas are not managed separately.

2 The identification of the Chief Operating Decision Maker (CODM) and the nature and extent of the financial information reviewed by the CODM:

The SET, established and chaired by the CEO, is the vehicle through which the CEO exercises the authority delegated to him from the Board for the management, development and performance of AstraZeneca as a whole. It is considered that the SET is AstraZeneca’s Chief Operating Decision Making body (as defined by IFRS 8). The operation of the SET is principally driven by the management of the Commercial operations, R&D, manufacturing and supply and enabling functions. All significant operating decisions are undertaken by the SET. While members of the SET have responsibility for implementation of decisions in their respective areas, operating decision making is at SET level as a whole. Where necessary, these are implemented through cross-functional sub-committees that consider the Group-wide impact of a new decision. For example, product launch decisions would be initially considered by the SET and, on approval, passed to an appropriate sub team for implementation. The ability of the enterprise to develop, produce, deliver and commercialise a wide range of pharmaceutical products are central to the SET decision-making process.

In assessing performance, the SET reviews financial information on an integrated basis for the Group as a whole, substantially in the form of, and on the same basis as, the Group’s IFRS Financial Statements. The high upfront cost of discovering and developing new products, coupled with the relatively insignificant and stable unit cost of production, means that there is not the clear link that exists in many manufacturing businesses between the revenue generated on an individual product sale and the associated cost and hence margin generated on a product. Consequently, the profitability of individual drugs or classes of drugs is not considered a key measure of performance for the business and is not monitored by the SET. The focus of additional financial information reviewed is at brand sales and Gross Margin level within specific geographies. Expenditure analysis is completed for the science units, operations and enabling functions; there is no allocation of these centrally-managed Group costs to the individual product or brands. The bonus of SET members’ continues to be derived from the Group scorecard outcome as discussed in our Directors’ Remuneration Report.

3 How resources are allocated:

Resources are allocated on a Group-wide basis according to need. In particular, capital expenditure, in-licensing, and R&D resources are allocated between activities on merit, based on overall therapeutic considerations and strategy under the aegis of the Group’s Early-Stage Product Committees and Late-Stage Product Committees.

Geographic areas

The following table shows information for Total Revenue by geographic area and material countries. Product Sales by geographic area are included in the country/region where the legal entity resides and from which those sales were made. The additional tables show the Operating profit and Profit before tax made by companies located in that area, together with Non-current assets, Total assets, Assets acquired, Net operating assets, and Property, plant and equipment owned by the same companies.

			Total Revenue
	2025	2024	2023
	$m	$m	$m
UK	4,359	4,740	3,368

Rest of Europe
France	1,408	1,283	1,152
Germany	2,890	2,524	2,099
Italy	1,078	949	813
Spain	1,136	994	847
Sweden	2,623	2,290	1,704
Others	4,320	3,663	3,110
	13,455	11,703	9,725
The Americas
Canada	954	937	967
US	23,970	21,806	18,121
Others	2,633	2,246	1,683
	27,557	24,989	20,771
Asia, Africa & Australasia
Australia	454	439	390
China	6,636	6,419	5,872
Japan	3,556	3,452	3,640
Others	2,722	2,331	2,045
	13,368	12,641	11,947
Total Revenue	58,739	54,073	45,811

Total Revenue outside of the UK totalled $54,380m for the year ended 31 December 2025 (2024: $49,333m; 2023: $42,443m).

		Operating profit			Profit/(loss) before tax
	2025	2024	2023	2025	2024	2023
	$m	$m	$m	$m	$m	$m
UK	7,066	2,680	665	6,152	1,349	(577)
Rest of Europe	5,233	5,924	4,885	5,468	6,057	4,999
The Americas	440	423	1,495	(213)	318	1,328
Asia, Africa & Australasia	1,004	976	1,148	995	967	1,149
Continuing operations	13,743	10,003	8,193	12,402	8,691	6,899

	Non-current assets		[1]		Total assets
	2025	2024		2025	2024
	$m	$m		$m	$m
UK	10,328	8,699		21,983	20,139
Rest of Europe	31,974	30,654		41,596	37,884
The Americas	29,714	28,730		42,201	38,544
Asia, Africa & Australasia	2,409	2,181		8,294	7,468
Continuing operations	74,425	70,264		114,074	104,035

		Assets acquired	[2]	Net operating assets		[3]
	2025	2024		2025	2024
	$m	$m		$m	$m
UK	1,759	582		7,936	7,173
Rest of Europe	2,814	2,225		33,217	30,852
The Americas	1,877	3,925		26,374	24,501
Asia, Africa & Australasia	557	1,394		2,764	2,602
Continuing operations	7,007	8,126		70,291	65,128

1	Non-current assets exclude Deferred tax assets, Income tax receivable, Derivative financial instruments, certain other financial assets and post-employment benefit assets.
2	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets) and include those acquired through business combinations (Note 27).
3	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, Retirement benefit obligations and non-operating receivables and payables.

	Property, plant and equipment
	2025	2024
	$m	$m
UK	3,138	2,847
Ireland	1,645	1,323
Sweden	2,282	1,692
US	3,558	2,856
Rest of the world	2,339	1,534
Continuing operations	12,962	10,252

Geographic markets

The table below shows Product Sales in each geographic market in which customers are located.

	2025	2024	2023
	$m	$m	$m
UK	1,111	1,314	978
Rest of Europe	12,412	10,686	8,201
The Americas	27,273	25,081	20,855
Asia, Africa & Australasia	14,777	13,857	13,755
Continuing operations	55,573	50,938	43,789

Product Sales are recognised when control of the goods has been transferred to a third party. A significant proportion of this is upon delivery of the products to wholesalers. Two wholesalers (2024: one; 2023: one) individually represented greater than 10% of Product Sales. The value of Product Sales to the two wholesalers was $8,218m (2024: $7,567m; 2023: $6,513m) and $5,957m (2024: $4,468m; 2023: $3,795m), respectively.